ACCRUED EXPENSES (Tables)	12 Months Ended
Jun. 30, 2012
Accrued Expenses Tables
ACCRUED EXPENSES

At June 30, 2012 and 2011, accrued expenses consisted of the following:

	June 30, 2012	June 30, 2011
Accrued interest	$29,753	$30,197
Wages and vacation	66,915	46,752
Commission	11,945	55,941
Professional fees	40,000	61,903
Other	339	1,852
	$148,952	$196,645